INCOME TAXES	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
8.  INCOME TAXES

The Company has no tax provision for any period presented due to our history of operating losses. As of June 30, 2013, the Company had net operating loss carry forwards of approximately $5,073,342 that may be available to reduce future years' taxable income through 2029. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as management has determined that their realization is not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

9. INCOME TAXES

The Company has no tax provision for any period presented due to our history of operating losses. As of March 31, 2013, the Company had net operating loss carry forwards of approximately $4,060,045 that may be available to reduce future years' taxable income through 2029. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as management has determined that their realization is not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.